UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name: Abrams Bison Investments, L.L.C.

Address: 4800 Hampden Lane, Suite 1050
         Bethesda, MD 20814


13F File Number: 028-11161

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Gavin M. Abrams
Title:  Managing Member
Phone:  (301) 664-8900


Signature, Place and Date of Signing:

   /s/ Gavin M. Abrams          Bethesda, Maryland           August 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1
Form 13F Information Table Entry Total:  13
Form 13F Information Table Value Total:  $940,312
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.        Form 13F File Number               Name

1.         028-11159                          Abrams Bison Partners, L.P.

                           FORM 13F INFORMATION TABLE
                                 June 30, 2012


COLUMN 1                      COLUMN 2   COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8

                              TITLE                  VALUE     SHS OR    SH/ PUT/   INVESTMENT   OTHER         VOTING AUTHORITY
ISSUER NAME                   OF CLASS   CUSIP      (x$1000)   PRN AMT   PRN CALL   DISCRETION   MGRS     SOLE       SHARED   NONE

AON PLC                       SHS CL A  G0408V102    79,994   1,710,000  SH          SOLE        NONE      1,710,000
BANK OF NEW YORK MELLON CORP  COM       064058100   106,677   4,860,000  SH          SOLE        NONE      4,860,000
DELL INC                      COM       24702R101   105,084   8,400,000  SH          SOLE        NONE      8,400,000
FOSTER WHEELER AG             COM       H27178104    74,412   4,310,000  SH          SOLE        NONE      4,310,000
GENERAL DYNAMICS CORP         COM       369550108   180,071   2,730,000  SH          SOLE        NONE      2,730,000
GENERAL DYNAMICS CORP         COM       369550108    59,364     900,000      CALL    SOLE        NONE      900,000
HEIDRICK & STRUGGLES INTL IN  COM       422819102     6,595     376,829  SH          SOLE        NONE      376,829
NEWS CORP                     CL A      65248E104    60,470   2,712,895  SH          SOLE        NONE      2,712,895
PFIZER INC                    COM       717081103    27,485   1,195,000  SH          SOLE        NONE      1,195,000
PIONEER NAT RES CO            COM       723787107    31,756     360,000  SH          SOLE        NONE      360,000
RENAISSANCERE HOLDINGS LTD    COM       G7496G103    53,257     700,657  SH          SOLE        NONE      700,657
SIGNET JEWELERS LIMITED       SHS       G81276100    96,479   2,192,200  SH          SOLE        NONE      2,192,200
SMITH A O                     COM       831865209    58,668   1,200,000  SH          SOLE        NONE      1,200,000